Summary of Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventory Disclosure [Line Items]
Raw materials	$ 298	1,854	2,103
Working in process	81	505
Inventories net	$ 379	2,359	2,103